Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Due from banks, non-interest-bearing	$ 64	$ 399
Due from banks, interest-bearing	7,846	8,901
Cash and cash equivalents	7,910	9,300
Investment in interest-earning time deposits	4,879	6,098
Investment securities available for sale	7,912	9,555
Loans held for sale	7,006	4,712
Loans receivable, net of allowance for loan losses (2017 $1,812; 2016 $1,605)	201,667	176,807
Accrued interest receivable	1,021	862
Investment in Federal Home Loan Bank stock, at cost	1,234	713
Bank-owned life insurance	3,814	3,728
Premises and equipment, net	1,988	1,730
Goodwill	515	515
Other intangible, net of accumulated amortization	416	465
Other real estate owned, net		435
Prepaid expenses and other assets	1,234	1,243
Total Assets	239,596	216,163
Liabilities
Non-interest bearing	7,956	5,852
Interest-bearing	178,265	171,155
Total deposits	186,221	177,007
Federal Home Loan Bank short-term borrowings	10,000	7,000
Federal Home Loan Bank long-term borrowings	18,000	8,500
Accrued interest payable	167	142
Advances from borrowers for taxes and insurance	2,423	2,210
Accrued expenses and other liabilities	600	514
Total Liabilities	217,411	195,373
Stockholders’ Equity
Preferred stock – $0.01 par value, 1,000,000 shares authorized; none issued or outstanding	0	0
Common stock – $0.01 par value; 9,000,000 shares authorized; 2,777,250 issued; 1,920,024 and 1,891,150 outstanding at December 31, 2017 and 2016, respectively	28	28
Additional paid-in capital	14,481	14,240
Treasury stock, at cost: 2017 857,226 shares; 2016 886,100 shares	(4,675)	(4,611)
Unallocated common stock held by:
Employee Stock Ownership Plan (ESOP)	(253)	(320)
Recognition & Retention Plan Trust (RRP)	(24)	(47)
Accumulated other comprehensive loss	(15)	(38)
Retained earnings	12,643	11,538
Total Stockholders' Equity	22,185	20,790
Total Liabilities and Stockholders’ Equity	$ 239,596	$ 216,163